Financial Risk Management - Summary of Credit Risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Non-current financial assets	€ 1,350	€ 1,521
Current financial assets	55,781	49,226
Current investments	25,901	5,728
Other current financial assets	26,110	5,810
Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,350	1,521
Current financial assets	55,781	49,226
Customer sales and services | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	29,243	43,258
Other receivables | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	428	140
Loans to employees | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	180	180
Current financial assets	0	18
Trade and other financial receivables | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	180	180
Current financial assets	29,671	43,416
Guarantee Deposit [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,170	1,341
Current investments	209	82
Loans granted to Joint Venture | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,170	1,341
Financial Investments [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current investments	25,901	5,728
Other Current Financial Assets [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Other current financial assets	€ 26,110	€ 5,810